Lease liabilities - Components of lease (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Lease liabilities
Non-current	$ 313.5		$ 311.7
Current	66.4		60.7
Total lease liabilities	379.9		$ 372.4
Lease payments	$ 66.0	$ 53.1